Filed Pursuant to Rule 497(e)

Manager Directed Portfolios

Hardman Johnston International Growth Fund
Institutional Class (Ticker Symbol: HJIGX)
Retail Class (Ticker Symbol: HJIRX)
January 10, 2020

EXPLANATORY NOTE

On behalf of the Hardman Johnston International Growth Fund (the “Fund”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) under the Securities Act on January 2, 2020 (Accession Number 0000894189-20-000030) is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE